PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 21,787
2019	14,165
2020	11,974
2021	11,864
2022	$ 10,325